Financial Instruments - Summary of Financial Instruments Not Measured at Fair Value (Detail)	12 Months Ended
Mar. 31, 2023
Other Financial Assets and Liabilities [Member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Valuation technique	Discounted cash flows